DERIVATIVE INSTRUMENTS (Details)	Sep. 30, 2016 USD ($)
Liabilities:
Derivative Instruments	$ 145,282
Total	145,282
Fair Value Measurements Level 1 [Member]
Liabilities:
Derivative Instruments	0
Total	0
Fair Value Measurements Level 2 [Member]
Liabilities:
Derivative Instruments	145,282
Total	145,282
Fair Value Measurements Level 3 [Member]
Liabilities:
Derivative Instruments	0
Total	$ 0